Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value of assets measured on recurring basis
As of June 30, 2022 (in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Cash and cash equivalents:
Cash	$76,006	$—	$—	$76,006	Level 1
Money market funds	328,933	—	—	328,933	Level 1
Commercial paper	13,246	—	(3)	13,243	Level 2
Total cash and cash equivalents	418,185	—	(3)	418,182
Investments:
Commercial paper	122,813	—	(364)	122,449	Level 2
U.S. Treasuries	60,612	—	(430)	60,182	Level 2
Asset-backed securities	4,011	—	(11)	4,000	Level 2
Corporate bonds	9,405	—	(72)	9,333	Level 2
Agency bonds	5,000	—	(52)	4,948	Level 2
Total investments	201,841	—	(929)	200,912
Total assets measured at fair value on a recurring basis	$620,026	$—	$(932)	$619,094

As of December 31, 2021 (in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Cash and cash equivalents:
Cash	$114,533	$—	$—	$114,533	Level 1
Money market funds	324,955	—	—	324,955	Level 1
Total cash and cash equivalents	439,488	—	—	439,488
Investments:
Commercial paper	177,852	16	(57)	177,811	Level 2
U.S. Treasuries	12,021	—	(9)	12,012	Level 2
Asset-backed securities	12,084	—	(8)	12,076	Level 2
Corporate bonds	16,332	—	(13)	16,319	Level 2
Total investments	218,289	16	(87)	218,218
Total assets measured at fair value on a recurring basis	$657,777	$16	$(87)	$657,706

As of December 31, 2021 (in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Cash and cash equivalents:
Cash	$114,533	$—	$—	$114,533	Level 1
Money market funds	324,955	—	—	324,955	Level 1
Total cash and cash equivalents	439,488	—	—	439,488
Investments:
Commercial paper	177,852	16	(57)	177,811	Level 2
U.S. Treasuries	12,021	—	(9)	12,012	Level 2
Asset-backed securities	12,084	—	(8)	12,076	Level 2
Corporate bonds	16,332	—	(13)	16,319	Level 2
Total investments	218,289	16	(87)	218,218
Total assets measured at fair value on a recurring basis	$657,777	$16	$(87)	$657,706

As of December 31, 2020 (in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Cash and cash equivalents:
Cash	$138,977	$—	$—	$138,977	Level 1
Money market funds	23,568	—	—	23,568	Level 1
Commercial paper	2,399	—	—	2,399	Level 2
Total cash and cash equivalents	164,944	—	—	164,944
Investments:
Commercial paper	33,863	2	(2)	33,863	Level 2
Corporate bonds	6,093	—	(2)	6,091	Level 2
Total investments	39,956	2	(4)	39,954
Total assets measured at fair value on a recurring basis	$204,900	$2	$(4)	$204,898

Schedule of fair value of liabilities measured on recurring basis
(in thousands)	June 30, 2022	December 31, 2021	Fair Value Level
Warrant liability - public warrants	$4,195	$18,437	Level 1
Warrant liability - private placement warrants	3,810	16,744	Level 2
Earn-out liability	1,396	26,885	Level 3
Total liabilities measured at fair value on a recurring basis	$9,401	$62,066

(in thousands)	December 31, 2021	December 31, 2020	Fair Value Level
Liabilities:
Warrant liability - Public Warrants	$18,437	$—	Level 1
Warrant liability - Private Placement Warrants	16,744	—	Level 2
Earn-out liability	26,885	—	Level 3
Compound derivative liability	—	425	Level 3
Total liabilities measured at fair value on a recurring basis	$62,066	$425

Schedule of fair value measurement inputs and valuation techniques
	June 30, 2022	December 31, 2021
Stock price on valuation date	$4.52	$11.64
Volatility	73.8%	85.6%
Risk-free rate	2.76%	0.34%
Dividend yield	—%	—%

December 31, 2021
Stock price on valuation date	$11.64
Volatility	85.60%
Risk-free rate	0.34%
Dividend yield	—%

Schedule fair value of liabilities, unobservable input reconciliation
(in thousands)	Fair Value
Balance as of December 31, 2021	$26,885
Change in fair value of earn-out liability	25,489
Balance as of June 30, 2022	$1,396

(in thousands)	Fair Value
Fair value of earn-out liability at Closing	$25,016
Change in fair value of earn-out liability	1,869
Balance as of December 31, 2021	$26,885